DEFERRED INCOME	12 Months Ended
Dec. 31, 2019
DEFERRED INCOME [abstract]
Disclosure of deferred income

24         DEFERRED INCOME

	2018	2019
	RMB’000	RMB’000

Government grants	99,765	97,467

Government grants relating to costs are deferred and recognized in the profit or loss over the period necessary to match them with the costs that they are intended to compensate.

Government grants relating to the purchase of property, plant and equipment are included in non-current liabilities as deferred income and are credited to profit or loss on a straight-line basis over the expected lives of the related assets.